Prepaid Expenses and Other Current Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Prepaid Expenses and Other Current Assets [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE 3 – PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of:

	September 30,	December 31,
	2015	2014
	(Unaudited)

Travel Advances	$2,000	$5,000
Prepaid office salaries (Muscat, Oman office)	-	780
Prepaid rent (Muscat, Oman office)	8,970	-

Total	$10,970	$5,780

NOTE 3 – PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of:

	December 31,	December 31,
	2014	2013

$29,520 fair value of 30,000 restricted Common Shares issued to investor relations consultant on August 30, 2013 for services rendered and to be rendered during the period covering September 5, 2013 to March 4, 2014, net of $19,245 amortization thereof through December 31, 2013 (See Note 6).	$-	$10,275

Travel Advances	5,000	-

Prepaid office salaries (Muscat, Oman office)	780	-
	$5,780	$10,275